CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A redeemable convertible preferred shares CNY	Series B redeemable convertible preferred shares CNY	Series C redeemable convertible preferred shares CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Series A redeemable convertible preferred shares CNY	Accumulated deficit Series B redeemable convertible preferred shares CNY	Accumulated deficit Series C redeemable convertible preferred shares CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY
Balance at Dec. 31, 2009		(339,250)					69		60,154				1,326		(401,284)					485
Balance (in shares) at Dec. 31, 2009		84,475,892					84,475,892
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(55,747)													(55,747)
Foreign currency translation adjustment		476																		476
Issuance of ordinary shares upon the initial public offering, net of offering expenses of RMB60,350 (USD9,006)		491,369					62		491,307
Issuance of ordinary shares upon the initial public offering, net of offering expenses of RMB60,350 (USD9,006 ) (in shares)							94,771,952
Issuance of ordinary shares to the Former JNet Group shareholders (Note4 (a))		6,027					1		6,026
Issuance of ordinary shares to the Former JNet Group shareholders (Note 4 (a)) (in shares)							1,030,215
Accretion of redeemable convertible preferred shares to redemption value																	(21,055)	(26,003)
Effect of foreign exchange rate movement on redeemable convertible preferred shares		10,585	2,232	5,932	2,421											2,232	5,932	2,421
Options to employees (Note 17 (a))		79,805							79,805
Founder's option (Note 17 (c))		8,992							8,992
Effective repurchase of shares		(959)							(959)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering		524,599					138		524,461
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering (in shares)							205,565,425
Balance at Dec. 31, 2010		678,839					270		1,169,786				1,326		(493,504)					961
Balance (in shares) at Dec. 31, 2010		385,843,484					385,843,484
Increase (Decrease) in Stockholders' Equity
Net income (loss)		20,463													20,463
Foreign currency translation adjustment		773																		773
Fair value change of available-for-sale investments		90																		90
Options to employees (Note 17 (a))		24,257							24,257
Founder's option (Note 17 (c))		1,084							1,084
Options to non-employees (Note 17 (b))		1,615							1,615
Exercise of employee stock options		4,019					4		4,015
Exercise of employee stock options (in shares)							5,232,224
Share issued to depository bank (in shares)							20,000,000
Settlement of share options exercised with shares held by depository bank (in shares)							(5,232,224)
Repurchase of shares		(63,631)									(63,631)
Repurchase of shares (in shares)							(26,261,776)
Balance at Dec. 31, 2011		667,509					274		1,200,757		(63,631)		1,326		(473,041)					1,824
Balance (in shares) at Dec. 31, 2011		379,581,708					379,581,708
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(2,728)	(16,991)													(16,991)
Foreign currency translation adjustment		29																		29
Fair value change of available-for-sale investments	220	1,370																		1,370
Options to employees (Note 17 (a))		16,086							16,086
Exercise of employee stock options		3,356					1		3,355
Exercise of employee stock options (in shares)							2,406,272
Settlement of share options exercised with shares held by depository bank (in shares)							(2,406,272)
Repurchase of shares		(9,470)									(9,470)
Repurchase of shares (in shares)							(5,117,232)
Balance at Dec. 31, 2012	$ 106,241	661,889				$ 44	275	$ 195,855	1,220,198	$ (11,732)	(73,101)	$ 213	1,326	$ (78,656)	(490,032)				$ 517	3,233
Balance (in shares) at Dec. 31, 2012	374,464,476					374,464,476